EQUITY - Schedule of Distributions Made (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Partnership Units [Line Items]
Limited partners	$ 2,167	$ 4,491	$ 3,798
Total distributions	$ 1,244	$ 1,266	$ 1,059
Per unit (in dollars per share)	$ 1.33	$ 1.32	$ 1.26
Limited partners
Schedule of Partnership Units [Line Items]
Limited partners	$ 583	$ 573	$ 410
Redeemable/ exchangeable and special limited partnership units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Limited partners	587	580	551
Total distributions	581	574	545
Special LP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	6	6	6
Exchange LP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	4	4	9
FV LTIP of the Operating Partnership | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	2	1	0
BPR | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	$ 68	$ 108	$ 89